Share-Based Compensation - Summary of Key Assumptions for Options Granted (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Option life (in years)	8 years 2 months 12 days	8 years 8 months 12 days	9 years 2 months 12 days
Stock Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price during the year (in dollars per share)	$ 1.12	$ 3.44	$ 13.80
Option life (in years)	10 years	10 years	10 years
Expected early exercise multiple			2.2
Forfeiture rate (in percent)		3.00%
Weighted average fair value granted during the year	$ 0.64	$ 1.98	$ 10.60
ESPP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price during the year (in dollars per share)		$ 0.74
Grant date share price (in dollars per share)	$ 1.05
Dividend yield (in percent)	0.00%	0.00%
Weighted average fair value granted during the year	$ 0.40	$ 0.71
Bottom of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Forfeiture rate (in percent)	9.50%
Forfeiture rates for executives (in percent)	8.30%
Bottom of range | Stock Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date share price (in dollars per share)	$ 0.77	$ 0.75	$ 4.30
Risk-free interest rate (in percent)	3.60%	1.90%	1.20%
Expected volatility (in percent)	59.30%	61.40%	60.50%
Expected early exercise multiple	2.2	2.2
Forfeiture rate (in percent)	8.30%	3.00%	3.00%
Bottom of range | ESPP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price during the year (in dollars per share)		$ 0.73
Grant date share price (in dollars per share)		$ 0.86
Risk-free interest rate (in percent)	4.10%	1.50%
Expected volatility (in percent)	47.00%	51.10%
Option life (in years)	6 months	6 months
Forfeiture rate (in percent)	5.00%
Top of range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Forfeiture rate (in percent)	11.70%
Forfeiture rates for executives (in percent)	12.30%
Top of range | Stock Incentive Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date share price (in dollars per share)	$ 1.29	$ 4.91	$ 23.30
Risk-free interest rate (in percent)	4.40%	3.40%	1.70%
Expected volatility (in percent)	60.10%	62.00%	62.20%
Expected early exercise multiple	2.8	2.8
Forfeiture rate (in percent)	12.30%	10.80%	9.60%
Top of range | ESPP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average exercise price during the year (in dollars per share)		$ 0.89
Grant date share price (in dollars per share)		$ 1.86
Risk-free interest rate (in percent)	5.10%	4.80%
Expected volatility (in percent)	52.30%	60.20%
Option life (in years)	2 years	2 years
Forfeiture rate (in percent)	3.00%